Regulatory Capital Matters (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Future percent of common equity to risk-weighted assets	2.50%
Tier 1 (Core) Capital	5.00%	5.00%
Total capital to risk weighted assets	10.00%	10.00%
Percent of Qualified Thrift Lender test requires		65.00%
Opening balance in liquidation account	$ 14,300
CF Bank [Member]
Tier 1 (Core) Capital	8.00%	8.00%
Total capital to risk weighted assets	12.00%	12.00%